Other financial liabilities - Reindus Loan (Details)	1 Months Ended				12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2024 EUR (€)	Feb. 28, 2023 USD ($)	Feb. 28, 2023 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2016 USD ($) installment	Jan. 01, 2023	Dec. 31, 2016 EUR (€) installment
Other financial Liabilities
Borrowings					$ 140,012,000	$ 57,162,000
Repayment of debt					446,041,000	495,726,000	$ 456,506,000
Accrued default interest paid					12,550,000	26,192,000	$ 42,207,000
Reindus loan
Other financial Liabilities
Borrowings					$ 24,206,000	24,997,000		$ 52,874,000		€ 44,999,000
Number of loan installments | installment								7		7
Borrowings Term								10 years
Borrowings Term Grace Period								3 years
Interest rate (as a percent)					3.55%		3.75%		4.06%
Repayment of debt	$ 1,993,000	€ 1,780,000	$ 17,357,000	€ 16,345,000
Accrued default interest paid	$ 4,624,000	€ 4,130,000
Reindus loan | Level 2 of fair value hierarchy | Discounted cash flow
Other financial Liabilities
Financial liabilities, at fair value					$ 24,073,000	$ 24,642,000